U.S. Bond Index Fund	07/01/2009 - 06/30/2010

ICA File Number: 811-10093
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price U.S. Bond Index Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2009 to 06/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 26, 2010

============================= U.S. Bond Index Fund =============================

TEPPCO PARTNERS LP, 7.55 PCT. DUE 2039

Ticker:       N/A            Security ID:  B2QK8S1
Meeting Date: SEP 28, 2009   Meeting Type: Consent and Exchange
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     For each $1,000 principal amount of     N/A       Yes          Management
      Notes validly tendered and accepted,
      the holder will receive $1,000
      principal amount of New Notes (Cusip
      TBD).

--------------------------------------------------------------------------------

WYETH, 5.95 PCT. NOTES DUE 2037

Ticker:       N/A            Security ID:  B1VQ7M4
Meeting Date: OCT 21, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to proposed amendments and      N/A       Yes          Management
      receive 1.50 USD for every 1,000 USD
      principal amount.

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